Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009559 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Portfolio
Trading Symbol	QDRPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Portfolio	$49	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund delivered a total return of -1.95%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-7% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    Douglas Emmett (-17%), BXP (-7%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Specialized REITs - underperformed the Index industry (+3% vs +4%) and underweight (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Essex Property Trust (+2%), and Welltower (+7%)
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Portfolio	4.39%	5.88%	5.21%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 7,800,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,300
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$7.8
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$6.3

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Specialized REITs	22.82%
Residential REITs	19.51%
Office REITs	17.55%
Industrial REITs	12.09%
Health Care REITs	10.94%

[1]	Annualized.